Cash and cash equivalents - Cash Reconciliation (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents And Adjusted Net Debt [Abstract]
Cash	£ 1,983	£ 2,037
Money market funds	655	181
Cash and cash equivalents	2,638	2,218	£ 2,492
Bank overdrafts	(171)	(358)	(506)
Cash and cash equivalents	£ 2,467	£ 1,860	£ 1,986	£ 3,541